UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Value Fund

Institutional Class - CIVIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Institutional Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Institutional Class	$93	0.85%

How did the Fund perform in the last year?

• The Fund’s Institutional Class outperformed the MSCI EAFE Index (USD) (NR)*† (“Index”) during the twelve months ended September 30, 2025. The performance for the period is shown in the Average Annual Total Returns table below.

• The top performing markets in our investable universe were Greece, Austria, and Spain. The worst performing markets were Denmark, New Zealand, and Australia. The best performing sectors in the Index were financials, communication services, and industrials. The worst performing sectors were health care, materials, and consumer staples.

• On a gross return basis, Fund holdings in the materials, pharmaceuticals & biotechnology, and technology hardware & equipment industry groups contributed to relative performance. Fund holdings in the semiconductors & semi equipment, consumer discretionary distribution & retail, and food beverage & tobacco industry groups offset some of the outperformance compared to the Index.

• The top contributor to return was jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom). Other notable contributors included banking & financial services company, Barclays PLC (United Kingdom), and banking & financial services company, UniCredit S.p.A. (Italy). The largest detractor was beverage distributor, Diageo Plc (United Kingdom). Additional notable detractors included semiconductor company, Renesas Electronics Corp. (Japan), and pneumatic controls manufacturer, SMC Corporation (Japan).

• Near the end of the fiscal year, the Fund sold certain holdings to realize tax losses and purchased one or more exchange-traded funds (“ETFs”) to temporarily equitize cash, and one or more ETFs appear as a Country/Asset Weighting and/or as a Top Ten Holding on the next page.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Causeway International Value Fund, Institutional Class - $2,335,498
MSCI EAFE Index (USD) (NR)* † - $2,192,816
$2,400,000
$2,200,000
$2,000,000
$1,800,000
$1,600,000
$1,400,000
$1,200,000
$1,000,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Causeway International Value Fund, Institutional Class	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$1,000,000	$1,000,000
Sep/16	$1,028,006	$1,065,169
Sep/17	$1,249,144	$1,268,660
Sep/18	$1,253,230	$1,303,384
Sep/19	$1,152,846	$1,285,929
Sep/20	$1,062,572	$1,292,289
Sep/21	$1,462,039	$1,624,800
Sep/22	$1,120,109	$1,216,471
Sep/23	$1,593,516	$1,528,455
Sep/24	$1,973,934	$1,906,987
Sep/25	$2,335,498	$2,192,816
Footnote	Description
Footnote*	EAFE – Europe, Australasia, and the Far East
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-947-7000 or visit https://www.causewaycap.com/fund/international-value-fund/ for current month-end performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Value Fund, Institutional Class	18.32%	17.06%	8.85%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	14.99%	11.15%	8.17%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$16,598,134	67	$105,612	46%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

United Kingdom 28.5%
France 18.8%
Japan 9.5%
Germany 8.6%
Netherlands 6.7%
South Korea 4.9%
Canada 3.0%
Italy 2.8%
Exchange-Traded Fund 2.7%
United States 2.7%
Switzerland 2.5%
Belgium 2.3%
Short-Term Investment 0.5%
Other Countries 5.7%

Value	Value
Other Countries	5.7%
Short-Term Investment	0.5%
Belgium	2.3%
Switzerland	2.5%
United States	2.7%
Exchange-Traded Fund	2.7%
Italy	2.8%
Canada	3.0%
South Korea	4.9%
Netherlands	6.7%
Germany	8.6%
Japan	9.5%
France	18.8%
United Kingdom	28.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	5.4%
Samsung Electronics Co. Ltd.	3.5%
Alstom S.A.	3.3%
Reckitt Benckiser Group PLC	3.3%
Rolls-Royce Holdings PLC	3.2%
Barclays PLC	3.0%
AstraZeneca PLC	3.0%
iShares MSCI EAFE ETF	2.7%
Renesas Electronics Corp.	2.7%
Roche Holding AG	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Causeway Capital Management Trust

Causeway International Value Fund / Institutional Class - CIVIX

Annual Shareholder Report: September 30, 2025

CIVIX-AR-2025

Causeway Capital Management Trust

Causeway International Value Fund

Investor Class - CIVVX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Investor Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Investor Class	$120	1.10%

How did the Fund perform in the last year?

• The Fund’s Investor Class outperformed the MSCI EAFE Index (USD) (NR)*† (“Index”) during the twelve months ended September 30, 2025. The performance for the period is shown in the Average Annual Total Returns table below.

• The top performing markets in our investable universe were Greece, Austria, and Spain. The worst performing markets were Denmark, New Zealand, and Australia. The best performing sectors in the Index were financials, communication services, and industrials. The worst performing sectors were health care, materials, and consumer staples.

• On a gross return basis, Fund holdings in the materials, pharmaceuticals & biotechnology, and technology hardware & equipment industry groups contributed to relative performance. Fund holdings in the semiconductors & semi equipment, consumer discretionary distribution & retail, and food beverage & tobacco industry groups offset some of the outperformance compared to the Index.

• The top contributor to return was jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom). Other notable contributors included banking & financial services company, Barclays PLC (United Kingdom), and banking & financial services company, UniCredit S.p.A. (Italy). The largest detractor was beverage distributor, Diageo Plc (United Kingdom). Additional notable detractors included semiconductor company, Renesas Electronics Corp. (Japan), and pneumatic controls manufacturer, SMC Corporation (Japan).

• Near the end of the fiscal year, the Fund sold certain holdings to realize tax losses and purchased one or more exchange-traded funds (“ETFs”) to temporarily equitize cash, and one or more ETFs appear as a Country/Asset Weighting and/or as a Top Ten Holding on the next page.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Causeway International Value Fund, Investor Class - $22,835
MSCI EAFE Index (USD) (NR)* † - $21,928
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Causeway International Value Fund, Investor Class	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$10,000	$10,000
Sep/16	$10,256	$10,652
Sep/17	$12,432	$12,687
Sep/18	$12,459	$13,034
Sep/19	$11,430	$12,859
Sep/20	$10,509	$12,923
Sep/21	$14,432	$16,248
Sep/22	$11,034	$12,165
Sep/23	$15,655	$15,285
Sep/24	$19,343	$19,070
Sep/25	$22,835	$21,928
Footnote	Description
Footnote*	EAFE – Europe, Australasia, and the Far East
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-947-7000 or visit https://www.causewaycap.com/fund/international-value-fund/ for current month-end performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Value Fund, Investor Class	18.05%	16.79%	8.61%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	14.99%	11.15%	8.17%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$16,598,134	67	$105,612	46%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	5.7%
Short-Term Investment	0.5%
Belgium	2.3%
Switzerland	2.5%
United States	2.7%
Exchange-Traded Fund	2.7%
Italy	2.8%
Canada	3.0%
South Korea	4.9%
Netherlands	6.7%
Germany	8.6%
Japan	9.5%
France	18.8%
United Kingdom	28.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	5.4%
Samsung Electronics Co. Ltd.	3.5%
Alstom S.A.	3.3%
Reckitt Benckiser Group PLC	3.3%
Rolls-Royce Holdings PLC	3.2%
Barclays PLC	3.0%
AstraZeneca PLC	3.0%
iShares MSCI EAFE ETF	2.7%
Renesas Electronics Corp.	2.7%
Roche Holding AG	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Causeway Capital Management Trust

Causeway International Value Fund / Investor Class - CIVVX

Annual Shareholder Report: September 30, 2025

CIVVX-AR-2025

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer. During the fiscal year ended September 30, 2025, there were no material changes or waivers to the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Eric Sussman, Lawry Meister, John Graham and Victoria B. Rogers. Each audit committee financial expert is “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant for the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

		2025	2024
(a)	Audit Fees	$294,030	$294,030
(b)	Audit-Related Fees	None	None
(c)	Tax Fees(1)	$59,400	$66,400
(d)	All Other Fees	None	None

Note:

(1)	Tax fees include amounts related to tax return and excise tax calculation reviews and foreign tax reclaim services.

(e)(1) The registrant’s audit committee has adopted a charter that requires it to pre-approve the engagement of auditors to (i) audit the registrant’s financial statements, (ii) provide other audit or non-audit services to the registrant, or (iii) provide non-audit services to the registrant’s investment adviser if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended September 30, 2025, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser were $597,674. For the fiscal year ended September 30, 2024, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser were $849,249.

(h) The audit committee considered whether the provision of non-audit services rendered to the registrant’s investment adviser by the registrant’s principal accountant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

Table of Contents

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	22
Notice to Shareholders (Unaudited)	23
Other Information (Form N-CSR Items 8-11) (Unaudited)	24

Schedule of Investments

September 30, 2025

Causeway International Value Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 2.3%
Consumer Staples — 1.5%
Anheuser-Busch InBev S.A.	4,140,941	$246,974

Materials — 0.8%
Syensqo S.A.	1,782,923	143,806

		390,780

Canada — 3.0%
Industrials — 1.9%
Canadian Pacific Kansas City Ltd.	4,277,339	318,564

Materials — 1.1%
Barrick Gold Corp.	5,329,400	175,043

		493,607

China — 1.4%
Communication Services — 1.4%
Tencent Holdings Ltd.	2,810,500	239,447

Denmark — 1.4%
Health Care — 1.4%
Novo Nordisk A, Class B	4,292,294	232,672

France — 18.8%
Consumer Discretionary — 6.0%
Kering S.A.	2,713,009	899,983
LVMH Moet Hennessy Louis Vuitton SE	152,769	93,357
		993,340
Financials — 3.5%
BNP Paribas SA	3,672,623	333,436
Societe Generale S.A.	3,120,719	206,497
Worldline S.A. [1]	10,236,626	33,050
		572,983
Health Care — 1.8%
Sanofi	3,154,208	290,887

The accompanying notes are an integral part of the financial statements.

2	Causeway International Value Fund

Schedule of Investments (continued)

September 30, 2025

Causeway International Value Fund	Number of Shares	Value (000)
France — (continued)
Industrials — 5.4%
Alstom S.A. [1]	21,168,428	$549,745
Cie de Saint-Gobain S.A.	3,300,103	355,136
		904,881
Information Technology — 1.5%
Capgemini SE	1,745,541	253,198

Materials — 0.6%
ArcelorMittal S.A.	2,986,715	107,231

		3,122,520
Germany — 8.6%
Communication Services — 1.8%
Deutsche Telekom AG	8,779,812	299,034

Financials — 1.2%
Deutsche Bank AG	5,606,840	197,153

Information Technology — 4.0%
Infineon Technologies AG	8,774,019	341,999
SAP SE	1,221,763	326,903
		668,902
Materials — 1.0%
LANXESS AG	6,506,892	161,192

Utilities — 0.6%
E.ON AG	5,096,698	95,831

		1,422,112
Greece — 0.3%
Financials — 0.3%
Eurobank Ergasias Services and Holdings S.A.	11,000,713	42,388

Italy — 2.8%
Financials — 1.7%
UniCredit SpA	3,793,061	287,102

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund	3

Schedule of Investments (continued)

September 30, 2025

Causeway International Value Fund	Number of Shares	Value (000)
Italy — (continued)
Utilities — 1.1%
Enel SpA	18,894,299	$178,927

		466,029
Japan — 9.5%
Communication Services — 0.5%
Nintendo Co. Ltd.	912,300	78,994

Financials — 1.7%
Sompo Holdings Inc.	6,357,200	196,667
Sumitomo Mitsui Financial Group Inc.	2,975,900	84,034
		280,701
Industrials — 2.9%
FANUC Corp.	11,878,000	342,320
SMC Corp.	444,300	136,488
		478,808
Information Technology — 4.4%
Murata Manufacturing Co. Ltd.	15,454,400	294,228
Renesas Electronics Corp.	38,710,300	446,562
		740,790
		1,579,293
Netherlands — 6.7%
Consumer Staples — 1.2%
Heineken NV	2,609,244	203,470

Financials — 1.3%
ING Groep NV	8,368,135	216,879

Health Care — 2.0%
Koninklijke Philips NV	11,934,244	322,824

Materials — 2.2%
Akzo Nobel NV	5,194,329	369,564

		1,112,737

The accompanying notes are an integral part of the financial statements.

4	Causeway International Value Fund

Schedule of Investments (continued)

September 30, 2025

Causeway International Value Fund	Number of Shares	Value (000)
Singapore — 1.0%
Financials — 1.0%
United Overseas Bank Ltd.	6,294,100	$168,727

South Korea — 4.9%
Financials — 1.4%
Samsung Fire & Marine Insurance Co. Ltd.	277,566	89,321
Shinhan Financial Group Co. Ltd.	2,943,514	148,534
		237,855
Information Technology — 3.5%
Samsung Electronics Co. Ltd.	9,760,050	583,634

		821,489
Sweden — 1.6%
Consumer Discretionary — 0.6%
Electrolux AB, Class B [1]	18,403,987	100,246

Information Technology — 1.0%
Hexagon AB, Class B	13,326,309	158,397

		258,643
Switzerland — 2.5%
Health Care — 2.5%
Roche Holding AG	1,256,948	410,377

United Kingdom — 28.5%
Consumer Discretionary — 1.3%
Berkeley Group Holdings PLC	2,219,343	114,497
WH Smith PLC	11,740,822	106,821
		221,318
Consumer Staples — 4.8%
British American Tobacco PLC	2,977,381	158,049
Diageo PLC	3,190,894	76,194
Reckitt Benckiser Group PLC	7,107,439	546,572
		780,815
Energy — 1.9%
BP PLC	55,737,765	319,149

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund	5

Schedule of Investments (continued)

September 30, 2025

Causeway International Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Financials — 6.3%
Barclays PLC	98,359,341	$502,148
NatWest Group PLC	16,310,688	114,419
Prudential PLC	18,975,279	265,662
Standard Chartered PLC	8,083,931	156,069
		1,038,298
Health Care — 5.6%
AstraZeneca PLC	3,319,852	499,261
GSK PLC	14,401,382	304,956
Smith & Nephew PLC	7,024,455	126,356
		930,573
Industrials — 5.0%
RELX PLC (EUR)	5,015,082	240,112
Rolls-Royce Holdings PLC	33,566,235	537,204
Smiths Group PLC	1,314,337	41,575
Wizz Air Holdings PLC [1]	1,646,551	25,577
		844,468
Materials — 0.9%
Glencore PLC [1]	31,083,857	142,805

Real Estate — 1.0%
Segro PLC [2]	19,058,266	167,988

Utilities — 1.7%
National Grid PLC	19,969,938	286,704

		4,732,118
United States — 2.7%
Consumer Discretionary — 2.0%
Carnival Corp. [1]	11,327,637	327,482

The accompanying notes are an integral part of the financial statements.

6	Causeway International Value Fund

Schedule of Investments (continued)

September 30, 2025

Causeway International Value Fund	Number of Shares	Value (000)
United States — (continued)
Materials — 0.7%
Smurfit WestRock PLC	2,778,511	$118,281

		445,763
Total Common Stock (Cost $13,273,176) — 96.0%		15,938,702

EXCHANGE-TRADED FUND
International Equity — 2.7%
iShares MSCI EAFE ETF	4,815,090	449,585
Total Exchange-Traded Fund (Cost $447,036) — 2.7%		449,585

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.05% *	82,233,645	82,234

Total Short-Term Investment (Cost $82,234) — 0.5%		82,234

Total Investments — 99.2% (Cost $13,802,446)		16,470,521

Other Assets in Excess of Liabilities — 0.8%		127,613

Net Assets — 100.0%		$16,598,134

*	The rate reported is the 7-day effective yield as of September 30, 2025.
1	Non-income producing security.
2	Real Estate Investment Trust.

EAFE	Europe, Australasia, and the Far East
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund	7

Schedule of Investments (concluded)

September 30, 2025

As of September 30, 2025, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	Causeway International Value Fund

Statement of Assets and Liabilities (000)*

CAUSEWAY INTERNATIONAL VALUE FUND 9/30/25
ASSETS:
Investments at Value (Cost $13,802,446)	$16,470,521
Foreign Currency (Cost $13,927)	13,928
Receivable for Investment Securities Sold	76,733
Receivable for Fund Shares Sold	38,077
Receivable for Tax Reclaims	34,676
Receivable for Dividends	19,165
Prepaid Expenses	140
Total Assets	16,653,240
LIABILITIES:
Payable for Investment Securities Purchased	29,409
Payable Due to Adviser	11,127
Payable for Fund Shares Redeemed	8,278
Payable for Income Tax Liability	3,934
Payable for Shareholder Service Fees - Investor Class	441
Payable Due to Administrator	246
Payable for Trustees' Fees	120
Unrealized Depreciation on Spot Foreign Currency Contracts	11
Other Accrued Expenses	1,540
Total Liabilities	55,106
Net Assets	$16,598,134
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$12,621,554
Total Distributable Earnings	3,976,580
Net Assets	$16,598,134
Net Asset Value Per Share (based on net assets of $15,897,097,049 ÷ 666,130,711 shares) - Institutional Class	$23.86
Net Asset Value Per Share (based on net assets of $701,036,982 ÷ 29,672,793 shares) - Investor Class	$23.63

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund	9

Statement of Operations (000)

CAUSEWAY INTERNATIONAL VALUE FUND 10/01/24 to 9/30/25
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $26,992)	$365,839
Total Investment Income	365,839
EXPENSES:
Investment Advisory Fees	106,860
Administration Fees	2,442
Shareholder Service Fees — Investor Class	1,385
Transfer Agent Fees	1,452
Custodian Fees	1,242
Printing Fees	860
Registration Fees	809
Trustees' Fees	476
Professional Fees	398
Other Fees	291
Total Expenses	116,215
Waiver of Investment Advisory Fees	(1,248)

Total Waiver	(1,248)
Net Expenses	114,967
Net Investment Income	250,872

Net Realized Gain (Loss) on:
Investments	1,198,649
Foreign Currency Transactions	610
Net Realized Gain (Loss)	1,199,259

Net Unrealized Appreciation (Depreciation) on:
Investments	1,098,600
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	1,358
Net Unrealized Appreciation (Depreciation)	1,099,958
Net Realized and Unrealized Gain	2,299,217
Net Increase in Net Assets Resulting from Operations	$2,550,089

The accompanying notes are an integral part of the financial statements.

10	Causeway International Value Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY INTERNATIONAL VALUE FUND
	10/01/24 to 9/30/25	10/01/23 to 9/30/24
OPERATIONS:
Net Investment Income	$250,872	$189,297
Net Realized Gain	1,199,259	671,887
Net Change in Unrealized Appreciation (Depreciation)	1,099,958	1,020,832

Net Increase in Net Assets Resulting From Operations	2,550,089	1,882,016

DISTRIBUTIONS:
Institutional Class	(866,737)	(243,810)
Investor Class	(38,840)	(15,849)
Total Distributions to Shareholders	(905,577)	(259,659)

Net Increase in Net Assets Derived from Capital Share Transactions(1)	3,351,060	3,322,966
Total Increase in Net Assets	4,995,572	4,945,323

NET ASSETS:
Beginning of Year	11,602,562	6,657,239
End of Year	$16,598,134	$11,602,562

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund	11

Financial Highlights

For the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years

	Net Asset Value, Beginning of Year ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Value Fund
Institutional
2025	22.04	0.40	3.14	3.54	(0.40)	(1.32)	(1.72)
2024	18.45	0.46	3.83	4.29	(0.36)	(0.34)	(0.70)
2023	13.20	0.37	5.16	5.53	(0.28)	—	(0.28)
2022	17.55	0.30	(4.33)	(4.03)	(0.32)	—	(0.32)
2021	12.93	0.33	4.51	4.84	(0.22)	—	(0.22)
Investor
2025	21.84	0.35	3.11	3.46	(0.35)	(1.32)	(1.67)
2024	18.29	0.35	3.86	4.21	(0.32)	(0.34)	(0.66)
2023	13.09	0.35	5.09	5.44	(0.24)	—	(0.24)
2022	17.40	0.25	(4.28)	(4.03)	(0.28)	—	(0.28)
2021	12.81	0.29	4.48	4.77	(0.18)	—	(0.18)

†	Per share amounts calculated using average shares method.
‡	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
§	The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying fund in which the Fund invests.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

12	Causeway International Value Fund

Net Asset Value, End of Year ($)	Total Return (%)	Net Assets, End of Year ($000)	Ratio of Expenses to Average Net Assets (%)‡	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)‡	Ratio of Net Investment Income to Average Net Assets (%)§	Portfolio Turnover Rate (%)

23.86	18.32	15,897,097	0.85	0.86	1.89	46
22.04	23.87	11,101,048	0.85	0.87	2.28	49
18.45	42.26	6,176,428	0.88	0.90	2.11	54
13.20	(23.39)	4,628,087	0.85	0.88	1.81	58
17.55	37.59	5,838,585	0.85	0.89	1.94	60

23.63	18.05	701,037	1.10	1.11	1.63	46
21.84	23.56	501,514	1.10	1.12	1.79	49
18.29	41.87	480,811	1.13	1.15	2.02	54
13.09	(23.54)	262,095	1.10	1.13	1.55	58
17.40	37.33	355,468	1.08	1.12	1.73	60

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund	13

NOTES TO FINANCIAL STATEMENTS

1. Organization

Causeway International Value Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of September 30, 2025, the Trust has four additional series, the financial statements of which are presented separately.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

14	Causeway International Value Fund

NOTES TO FINANCIAL STATEMENTS

(continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and
●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed.

As of and during the fiscal year ended September 30, 2025, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Causeway International Value Fund	15

NOTES TO FINANCIAL STATEMENTS

(continued)

As of and during the fiscal year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

The Fund may receive payments for Article 63 EU Tax Reclaims (“EU tax reclaims”) related to previously withheld taxes on dividends earned in prior years. EU tax reclaims and associated late interest amounts awarded by European countries, if any, are included in Other Income and Interest Income, respectively, on the Statement of Operations. The Fund has also filed for additional EU tax reclaims. Generally, unless recovery amounts associated with EU tax reclaims are collectible and free from significant contingencies and uncertainties, recoveries will not be recognized in the Fund’s net asset value until collected. The receipt of EU tax reclaims and interest will result in a tax liability to the Fund to offset the tax benefits that shareholders received in the past. The precise amount of the tax liability is uncertain and is subject to settlement negotiations with the U.S. Internal Revenue Service (“U.S. IRS”). Based on information available as of the date of this report, the Fund has accrued an amount of the estimated tax liability payable to the U.S. IRS on behalf of its shareholders which is recorded as Payable for Income Tax Liability on the Statement of Assets and Liabilities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)  the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)  purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

16	Causeway International Value Fund

NOTES TO FINANCIAL STATEMENTS

(continued)

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the fiscal year ended

September 30, 2025, the Fund received commission recapture payments of $134,244.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2026 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of Institutional Class and Investor Class average daily net assets. For the fiscal year ended September 30, 2025, the Adviser waived $1,247,926 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the fiscal year ended September 30, 2025, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

Causeway International Value Fund	17

NOTES TO FINANCIAL STATEMENTS

(continued)

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of September 30, 2025, approximately $18,469 (000) of the Fund's net assets were held by investors affiliated with the Adviser.

4. Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the fiscal year ended September 30, 2025, for the Fund were as follows (000):

Purchases	Sales
$8,718,362	$5,948,839

5. Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, the actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may adversely affect, economic and market conditions in the United Kingdom, in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. There remains significant market uncertainty regarding Brexit’s long-term ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. In addition, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

18	Causeway International Value Fund

NOTES TO FINANCIAL STATEMENTS

(continued)

6. Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. During the fiscal year ended September 30, 2025, there were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2025 and September 30, 2024, was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2025	$278,930	$626,647	$905,577
2024	195,075	64,584	259,659

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$466,649
Undistributed Long-Term
Capital Gains	911,506
Unrealized Appreciation	2,598,425
Total Distributable Earnings	$3,976,580

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales. At September 30, 2025, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$13,874,009	$3,112,747	$(514,322)	$2,598,425

Causeway International Value Fund	19

NOTES TO FINANCIAL STATEMENTS

(continued)

7. Capital Shares Issued and Redeemed

Capital share transactions for the Fund were as follows (000):

	Fiscal Year Ended September 30, 2025		Fiscal Year Ended September 30, 2024
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	270,122	$5,588,764	233,091	$4,655,713
Shares Issued in Reinvestment of Dividends and Distributions	41,813	772,706	11,065	211,344
Shares Redeemed	(149,560)	(3,150,172)	(75,090)	(1,488,318)
Increase in Shares Outstanding Derived from Institutional Class Transactions	162,375	3,211,298	169,066	3,378,739
Investor Class
Shares Sold	12,950	272,572	8,781	176,298
Shares Issued in Reinvestment of Dividends and Distributions	2,074	38,017	819	15,527
Shares Redeemed	(8,319)	(170,827)	(12,916)	(247,598)
Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	6,705	139,762	(3,316)	(55,773)
Net Increase in Shares Outstanding from Capital Share Transactions	169,080	$3,351,060	165,750	$3,322,966

8. Significant Shareholder Concentration

As of September 30, 2025, four of the Fund's shareholders of record owned 60% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9. Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10. Recent Accounting Pronouncements

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The chief operating officer of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

20	Causeway International Value Fund

NOTES TO FINANCIAL STATEMENTS

(concluded)

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted but not required. ASU 2023-09 has not been adopted early and management is evaluating the impacts of these changes on the Fund’s financial statements.

11. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Value Fund	21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Causeway Capital Management Trust and Shareholders of Causeway International Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Causeway International Value Fund (one of the funds constituting Causeway Capital Management Trust, hereafter referred to as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025, and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

November 24, 2025

We have served as the auditor of one or more investment companies in the Causeway Capital Management Investment Company Complex since 2001.

22	Causeway International Value Fund

NOTICE TO SHAREHOLDERS (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2026. Please consult your tax adviser for proper treatment of this information.

For the fiscal year ended September 30, 2025, the Fund is designating the following items with regard to distributions paid during the year:

(A)	(B)	(C)	(D)	(E)
Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)	Dividends (1) for Corporate Dividends Received Deduction (Tax Basis)
67.33%	32.67%	0.00%	100.00%	0.00%

(F)	(G)	(H)	(I)
Qualified Dividend Income	Interest Related Dividends	Qualified Short-Term Capital Gain Dividends	Qualified Foreign Tax Credit Pass Through
92.84%	0.00%	100.00%	2.70%

(1)	Qualified Dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A), (B), (C) and (D) are based on a percentage of the Fund’s total distribution including pass-through as foreign tax credit.

Item (E) is based on a percentage of ordinary income distributions of the Fund.

Item (F) represents the amount of “Qualified Dividend Income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions.” It is the Fund’s intention to designate the maximum amount permitted by the law up to 100%.

Item (G) is the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (H) is the amount of “Qualified Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (I) is the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distribution during the fiscal year ended September 30, 2025. The Fund accrued Foreign taxes during the fiscal year ended September 30, 2025, amounted to $25,167,756 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 – Dividend for the year ended December 31, 2025. In addition, for the fiscal year ended September 30, 2025, gross income derived from sources within foreign countries amounted to $312,229,450 for the Fund.

Causeway International Value Fund	23

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting on August 25, 2025, the Trustees considered and approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between Causeway Capital Management Trust (the “Trust”) and Causeway Capital Management LLC (the “Adviser”) with respect to Causeway International Value Fund (the “Fund”) for a twelve-month period beginning September 20, 2025. Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires the Board of Trustees (the “Board”) of the Trust annually to approve continuance of the Advisory Agreement. Continuance of the Advisory Agreement must be approved by a majority of the Trustees and a majority of the independent Trustees (i.e., Trustees who are not “interested persons” of the Trust as defined in the 1940 Act). The Board was comprised of four independent Trustees when the continuation of the Advisory Agreement was considered.

Information Received. At each regular quarterly meeting, the Board reviews a wide variety of materials relating to the nature, extent and quality of the Adviser’s services, including information concerning the Fund’s performance. In addition, at a special meeting on June 16, 2025, the Trustees received and reviewed extensive quantitative and qualitative materials prepared by the Adviser relating to the Advisory Agreement in response to information requested on the independent Trustees’ behalf by their independent legal counsel. At the June special meeting, the Trustees also received and reviewed a report prepared by Broadridge Financial Solutions, Inc. providing comparative expense and performance information about the Fund to assist with the annual review of the Advisory Agreement. Following that meeting, the Trustees requested additional information, and received and reviewed further information as well as materials prepared by the Adviser relating to their consideration of the renewal of the Advisory Agreement at the August 25, 2025 meeting.

Factors Considered. In reviewing the Advisory Agreement, the Trustees considered a number of factors including, but not limited to: (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) comparisons of the services rendered and the amounts paid under the Advisory Agreement with those of other funds and those of the Adviser under other investment advisory agreements with other registered investment companies and other types of clients, (4) the costs of the services provided and estimated profits realized by the Adviser and its affiliates from their relationship with the Fund, (5) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, and (6) any other benefits derived by the Adviser from its relationship with the Fund.

24	Causeway International Value Fund

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

(continued)

First, regarding the nature, extent and quality of the services provided by the Adviser, the Trustees considered, among other things, the Adviser’s personnel, experience, track record and compliance program. The Trustees considered the qualifications, backgrounds and responsibilities of the Adviser’s principal personnel who provide services to the Fund, as well as the level of attention those individuals provide to the Fund. The Trustees noted the Adviser’s commitment to devoting resources to staffing and technology in support of its investment management services. They also reviewed the Adviser’s investment philosophy and processes and its compliance program, its various administrative, legal and regulatory responsibilities, and considered the scope of the Adviser’s services to the Fund. The Trustees concluded that the nature, extent and quality of the services provided by the Adviser should continue to benefit the Fund and its shareholders.

Second, regarding the investment performance of the Fund, the Trustees reviewed the investment results of the Fund for various periods ended March 31, 2025, compared to the results of the MSCI EAFE Index, the median of the mutual funds included in the Morningstar Foreign Large Value category, and the median of the funds in a peer group selected by Broadridge. They noted that, consistent with Broadridge’s practice, the Broadridge 15(c) Report focused on one class of shares – the Institutional Class – and that Investor Class shares are subject to a 25 basis point shareholder service fee, which increases expenses and reduces performance from that shown. They noted that the Institutional Class had outperformed its Broadridge peer group median for the prior one, and annualized three, five, and ten-year periods. The Trustees considered the Fund’s exposure to the value investment style, and global uncertainties and volatility, and concluded that the overall performance results and other considerations supported their view that the Adviser’s services to the Fund are of a high quality. The Trustees concluded that the Adviser’s record in managing the Fund in a manner consistent with the described investment strategy and style indicated that its continued management had the potential to benefit the Fund and its shareholders.

Third, regarding the Fund’s advisory fee and total expenses as a percentage of the Fund’s average daily net assets:

●	The Trustees compared the Fund’s advisory fee and total expenses with those of other similar mutual funds. They noted that the Fund’s advisory fee was 80 basis points per annum compared to a median of 72 basis points for its Broadridge peer group and a range of 65-100 basis points for the funds in its peer group. The Trustees noted that the Fund’s Institutional Class annual expense ratio, after application of the Adviser’s expense limit, of 85 basis points was 1 basis point higher than the median of the funds in its Broadridge peer group and within the range of 69-104 basis points of the funds in its peer group.

Causeway International Value Fund	25

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

(continued)

●	The Trustees compared the Fund’s advisory fee with the fees charged by the Adviser to other clients. The Trustees noted that, although the fees paid by the Adviser’s other accounts were lower than the fee paid by the Fund, the differences appropriately reflected the Adviser’s significantly greater responsibilities with respect to the Fund and the risks of managing a sponsored fund, and are not determinative of whether the fees charged to the Fund are fair. The Trustees noted that the Adviser’s services to the Fund included the provision of many additional or more extensive administrative and shareholder services (such as services related to the Fund’s disclosure documents, financial statements, 1940 Act compliance policies and procedures, preparation of Board and committee materials and meetings, annual Board reports and certifications, oversight of daily valuation, oversight of Fund service providers, negotiation of Fund intermediary agreements, coordination with Fund intermediaries providing shareholder recordkeeping services, shareholder communications, and due diligence for advisers, consultants and institutional investors).

The Trustees concluded that the Fund’s advisory fee and expense ratio were reasonable and appropriate under the circumstances.

Fourth, the Trustees considered the Adviser’s costs of providing services to the Fund and estimated profits realized by the Adviser from its relationship with the Fund. They reviewed the Adviser’s estimated after-tax profit margin with respect to such services for the twelve months ended March 31, 2025 and the methodology used to generate that estimate, and noted that the cost allocation methodology presented to the Trustees was reasonable. They also observed that the Adviser’s estimated profitability was within the range cited as reasonable in various court decisions. After consideration of these matters, the Trustees concluded that the Adviser’s operating margin with respect to its relationship with the Fund was reasonable.

Fifth, regarding economies of scale, the Trustees observed that, although the Fund’s advisory fee schedule does not contain fee breakpoints, it is difficult to determine the existence or extent of any economies of scale. They noted that the Adviser is sharing economies of scale through reasonable advisory fee levels, expense limit agreements, and devoting additional resources to staff and technology, including cybersecurity and the use of artificial intelligence tools, to focus on continued performance and service to the Fund’s shareholders. They considered certain initiatives and noted that the Adviser continues to innovate and enhance its capabilities, and that innovation is a means of reinvesting in its services. They also noted the entrepreneurial risks taken by the Adviser in forming the Fund and that, in the Fund’s prior years, the Adviser incurred losses in managing the Fund. The Trustees concluded that under the circumstances the Adviser is sharing any economies of scale with the Fund appropriately.

Sixth, regarding any other benefits derived by the Adviser from its relationship with the Fund – often called “fall-out” benefits — the Trustees observed that the Adviser does not earn “fall-out” benefits such as affiliated custody fees, affiliated transfer agency fees, affiliated brokerage commissions, profits from rule 12b-1 fees, “contingent deferred sales commissions” or “float” benefits on short-term cash. The Trustees concluded that the primary “fall-out” benefit received by the Adviser is research services provided by brokers used by the Fund and that this benefit is reasonable in relation to the value of the services that the Adviser provides to the Fund.

26	Causeway International Value Fund

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

(concluded)

Approval. At the June 16, 2025 and August 25, 2025 meetings, the Trustees discussed the information and factors noted above with representatives of the Adviser and, at the August 25, 2025 meeting, the Trustees considered the approval of the Advisory Agreement. The independent Trustees also met in a private session at all meetings with independent counsel at which no representatives of the Adviser were present. In their deliberations, the independent Trustees did not identify any particular information or factor that was determinative or controlling, each Trustee did not necessarily attribute the same weight to each factor, and the foregoing summary does not detail all the matters considered. Based on their review, the Trustees (all of whom are independent) unanimously concluded that the Advisory Agreement is fair and reasonable to the Fund and its shareholders and that the Fund’s advisory fee is reasonable and renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders, and the Board of Trustees unanimously approved renewal of the Advisory Agreement for a twelve-month period beginning September 20, 2025.

Causeway International Value Fund	27

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-AR-001-2400

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: December 5, 2025